SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 7,899,986	$ 6,128,132
Other payables	88,999	103,830
Accruals	186,993	504,657
Bonus accrual	191,588	325,518
Trade and other payables	$ 8,367,566	$ 7,062,137